Subsequent Events (Details)		12 Months Ended
	Jun. 12, 2023 USD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Oct. 31, 2023 CAD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares
Subsequent Events [Line Items]
Non-controlling interests		$ (9,206,016)			$ (5,901,084)
Aggregate of principal amount (in Dollars)	$ 44,000,000
PIPE investors		42.80%		42.80%
Conversion price | $ / shares		$ 10
Aggregate equity value		$ 200,000,000
Aggregate shares (in Shares) | shares		855,440		855,440
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Prospector shares (in Shares) | shares		6,749,002		6,749,002	6,143,998
Common shares outstanding percentage		69.50%		69.50%
Weighted average price (in Dollars)				$ 12
Warrants [Member]
Subsequent Events [Line Items]
Prospector shares (in Shares) | shares		965,749		965,749
Common Shares [Member]
Subsequent Events [Line Items]
Common shares issued (in Shares) | shares		8,553,434		8,553,434
Common Stock, Shares Outstanding		$ 20,000,000
Conversion price | $ / shares				$ 10
Weighted average price (in Dollars)				$ 14
Common Shares [Member] | Warrants [Member]
Subsequent Events [Line Items]
Weighted average price (in Dollars)				$ 16
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
PIPE investors		39.00%		39.00%
Conversion price | $ / shares		$ 10.93
Trust account		$ 9,300,000
Prospector shares (in Shares) | shares		1,338,616		1,338,616
Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility			$ 1,500,000
Gain on lease modification		$ 159,263
Total penalties		259,229
Purchase price					$ 57,724
Non-controlling interests		9,508,328
Other component of equity		2,431,688
Reduction of deficit		$ 7,134,364
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Amendments to the credit facility			10,000,000
Percentage of interest		100.00%
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Amendments to the credit facility			5,000,000
Percentage of interest		60.00%
Subsequent Events [Member] | Tranche A [Member]
Subsequent Events [Line Items]
Amendments to the credit facility			2,500,000
Subsequent Events [Member] | DE-SPAC [Member]
Subsequent Events [Line Items]
Amendments to the credit facility			$ 0
Business Combination [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Prospector shares (in Shares) | shares		1,338,616		1,338,616